SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Property, Plant and Equipment
Total cost	$ 85,957	$ 94,311
Less: accumulated depreciation and amortization	(56,829)	(65,995)
Total property and equipment, net	29,128	28,316
Software
Property, Plant and Equipment
Total cost	14,627	24,828
Land and buildings
Property, Plant and Equipment
Total cost	2,854	2,854
Leasehold improvements
Property, Plant and Equipment
Total cost	12,469	9,230
Equipment, furniture and other
Property, Plant and Equipment
Total cost	$ 56,007	$ 57,399